Cash and cash equivalents	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents.
Cash and cash equivalents

Note 4 – Cash and cash equivalents

As at June 30, 2018, cash and cash equivalents were primarily held in interest-bearing deposits.

	At June 30,	At December 31,
	2018	2017
Cash deposits	$62.3	$469.5
Term deposits	9.8	41.6
	$72.1	$511.1